UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Oaktree Diversified Credit NextShares (OKDCC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

March 31, 2018

NextSharesTM is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2018

Eaton Vance

Oaktree Diversified Credit NextShares

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Performance1,2

Portfolio Manager Bruce A. Karsh, of Oaktree Capital Management, L.P.

% Cumulative Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Fund Inception
Fund at NAV	11/15/2017	11/15/2017	—	—	—	0.95%
Fund at Market Price	11/15/2017	11/15/2017	—	—	—	0.95
ICE BofAML U.S. High Yield Index	—	—	–0.51%	3.69%	5.01%	0.50%

% Total Annual Operating Expense Ratios[3]
Gross						1.11%
Net						0.90

% Distribution Rates/Yields[4]
Distribution Rate at NAV						3.09%
SEC 30-day Yield – Subsidized						3.37
SEC 30-day Yield – Unsubsidized						2.40

Fund Profile

Credit Quality (% of total investments)5,6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s inception.

[2]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/18. Without the reimbursement, performance would have been lower. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the lowest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

On December 13, 2017, the Trustees of the Fund approved a 2-for-1 stock split, effective March 9, 2018. The stock split had no impact on the net assets of the Fund or the overall value of a shareholder’s investment in the Fund.

3

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 15, 2017 – March 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (11/15/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (11/15/17 – 3/31/18)		Annualized Expense Ratio

Actual*
$1,000.00	$1,009.50	$3.39	***	0.90%

*	The Fund had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 137/365 (to reflect the period from commencement of operations on November 15, 2017 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 15, 2017.

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17 – 3/31/18)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
	$1,000.00	$1,020.40	$4.53	***	0.90%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 15, 2017.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 36.5%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 6.0%
Fugue Finance B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing September 1, 2024	EUR	400	$491,565
Kiloutou NewCo
Term Loan, Maturing January 31, 2025(2)	EUR	230	283,622
Mitchell International, Inc.
Term Loan, 1.63%, Maturing November 29, 2024(3)		75	74,860
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing November 29, 2024		925	928,265
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	176	216,890
Packers Holdings, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing December 4, 2024		998	1,000,410
			$2,995,612

Cable and Satellite Television — 3.0%
Charter Communications Operating, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		748	$751,679
CSC Holdings, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		750	751,054
			$1,502,733

Chemicals and Plastics — 4.4%
CTC AcquiCo GmbH
Term Loan, 5.24%, (3 mo. USD LIBOR + 3.25%), Maturing November 29, 2024		1,200	$1,197,000
Proampac PG Borrower, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing November 18, 2023		995	1,005,327
			$2,202,327

Ecological Services and Equipment — 4.0%
EG Finco Limited
Term Loan, Maturing January 19, 2025(2)		500	$500,209
ExGen Renewables IV, LLC
Term Loan, 4.99%, (3 mo. USD LIBOR + 3.00%), Maturing November 28, 2024		1,496	1,516,823
			$2,017,032

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 2.5%
Infor (US), Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 2.25%, Floor 1.00%), Maturing February 1, 2022	EUR	200	$246,119
SolarWinds Holdings, Inc.
Term Loan, Maturing February 21, 2024(2)		500	502,843
SS&C Technologies, Inc.
Term Loan, Maturing February 28, 2025(2)		500	503,164
			$1,252,126

Financial Intermediaries — 1.5%
CCP Lux Holding S.a.r.l.
Term Loan, Maturing January 31, 2025(2)	EUR	200	$246,449
Fintrax
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing December 14, 2024	EUR	200	248,335
Peer Holding B.V.
Term Loan, Maturing February 13, 2025(2)	EUR	200	245,304
			$740,088

Food Products — 0.5%
Refresco Group B.V.
Term Loan, Maturing December 14, 2024(2)	EUR	200	$245,987
			$245,987

Health Care — 5.4%
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		995	$1,004,743
Independent Vetcare Holdings Limited
Term Loan, 5.21%, (3 mo. GBP LIBOR + 4.50%), Maturing January 31, 2024	GBP	260	365,692
Innoviva, Inc.
Term Loan, 6.37%, (3 mo. USD LIBOR + 4.50%), Maturing August 11, 2022		371	374,963
Pearl Intermediate Parent, LLC
Term Loan, 1.00%, Maturing February 14, 2025(3)		227	225,497
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025		773	766,691
			$2,737,586

Industrial Equipment — 1.3%
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		500	$501,384

5	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
TI Luxembourg S.A.
Term Loan, Maturing January 9, 2025(2)	EUR	140	$172,505
			$673,889

Insurance — 2.0%
Mayfield Agency Borrower, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2025		1,000	$1,008,125
			$1,008,125

Leisure Goods / Activities / Movies — 2.0%
MND Holdings III Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing June 19, 2024		995	$1,008,047
			$1,008,047

Lodging and Casinos — 0.5%
A&O Hotels and Hostels Holding AG
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing December 20, 2024	EUR	200	$248,551
			$248,551

Nonferrous Metals / Minerals — 1.0%
American Rock Salt Company, LLC
Term Loan, Maturing March 21, 2025(2)		500	$502,969
			$502,969

Radio and Television — 2.0%
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(2)		1,000	$1,006,370
			$1,006,370

Retailers (Except Food and Drug) — 0.4%
EG Group Limited
Term Loan, Maturing January 18, 2025(2)	GBP	150	$209,950
			$209,950

Total Senior Floating-Rate Loans (identified cost $18,160,814)			$18,351,392

Corporate Bonds & Notes — 22.7%
Security		Principal Amount* (000’s omitted)	Value

Chemicals — 0.4%
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(5)	EUR	150	$186,753
			$186,753

Commercial Services — 0.6%
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25(6)		125	$125,313
Service Corp. International
5.375%, 5/15/24		190	198,132
			$323,445

Computers — 0.5%
NCR Corp.
6.375%, 12/15/23		215	$223,600
			$223,600

Distribution & Wholesale — 0.6%
H&E Equipment Services, Inc.
5.625%, 9/1/25		295	$298,319
			$298,319

Diversified Financial Services — 0.9%
Intrum Justitia AB
3.125%, 7/15/24(5)	EUR	100	$119,335
Mercury BondCo PLC
7.125%, (7.125% cash or 7.875% PIK), 5/30/21(5)(7)	EUR	100	127,286
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(6)	GBP	150	208,230
			$454,851

Entertainment — 1.3%
CPUK Finance, Ltd.
4.25%, 2/28/47(5)	GBP	100	$141,634
Scientific Games International, Inc.
5.00%, 10/15/25(6)		125	121,875
Six Flags Entertainment Corp.
4.875%, 7/31/24(6)		280	273,350
WMG Acquisition Corp.
4.125%, 11/1/24(5)	EUR	100	129,243
			$666,102

6	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Food Services — 0.5%
Aramark Services, Inc.
5.125%, 1/15/24		245	$250,513
			$250,513

Forest Products & Paper — 0.4%
Mercer International, Inc.
5.50%, 1/15/26(6)		200	$199,000
			$199,000

Health Care – Services — 0.6%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		330	$305,663
			$305,663

Home Builders — 0.5%
Century Communities, Inc.
5.875%, 7/15/25		250	$238,750
			$238,750

Machinery – Diversified — 0.7%
RBS Global, Inc./Rexnord, LLC
4.875%, 12/15/25(6)		150	$145,875
Tennant Co.
5.625%, 5/1/25		220	225,500
			$371,375

Media — 1.9%
SFR Group S.A.
5.625%, 5/15/24(5)	EUR	100	$125,130
Sirius XM Radio, Inc.
5.375%, 4/15/25(6)		200	199,000
Univision Communications, Inc.
5.125%, 5/15/23(6)		380	362,938
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(5)	GBP	100	138,117
Ziggo Bond Finance B.V.
4.625%, 1/15/25(5)	EUR	100	124,117
			$949,302

Metal Fabricate & Hardware — 1.0%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
7.375%, 12/15/23(6)		330	$347,325

Security		Principal Amount* (000’s omitted)	Value

Metal Fabricate & Hardware (continued)
TriMas Corp.
4.875%, 10/15/25(6)		180	$174,487
			$521,812

Oil & Gas — 1.2%
Extraction Oil & Gas, Inc.
5.625%, 2/1/26(6)		135	$127,744
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26(6)		250	246,875
Oasis Petroleum, Inc.
6.875%, 1/15/23		245	248,981
			$623,600

Packaging & Containers — 1.7%
ARD Finance S.A.
6.625%, (6.625% cash or 7.375% PIK), 9/15/23(7)	EUR	100	$130,120
BWAY Holding Co.
5.50%, 4/15/24(6)		270	272,362
Multi-Color Corp.
4.875%, 11/1/25(6)		210	196,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(6)		225	227,464
			$826,821

Pharmaceuticals — 1.6%
Grifols S.A.
3.20%, 5/1/25(5)	EUR	150	$186,439
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(5)	EUR	100	123,094
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(6)		95	98,444
5.875%, 5/15/23(6)		335	298,568
5.50%, 11/1/25(6)		75	73,294
			$779,839

Real Estate — 0.9%
Hunt Cos., Inc.
6.25%, 2/15/26(6)		223	$215,835
Kennedy-Wilson, Inc.
5.875%, 4/1/24(6)		250	249,063
			$464,898

7	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 1.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(6)		255	$248,701
Iron Mountain, Inc.
5.25%, 3/15/28(6)		105	99,356
SBA Communications Corp.
4.875%, 9/1/24		230	226,263
			$574,320

Retail — 1.1%
FirstCash, Inc.
5.375%, 6/1/24(6)		170	$173,561
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.75%, 3/1/25		380	366,700
			$540,261

Software — 1.4%
First Data Corp.
5.75%, 1/15/24(6)		245	$247,450
MSCI, Inc.
5.75%, 8/15/25(6)		215	225,686
TeamSystem SpA
4.00%, (3 mo. EURIBOR + 4.00%), 4/15/23(4)(6)(8)	EUR	200	246,705
			$719,841

Telecommunications — 3.4%
CommScope, Inc.
5.50%, 6/15/24(6)		270	$276,750
Frontier Communications Corp.
8.50%, 4/1/26(6)		125	121,562
Intelsat Jackson Holdings S.A.
8.00%, 2/15/24(6)		360	379,350
Level 3 Financing, Inc.
5.625%, 2/1/23		200	200,690
Plantronics, Inc.
5.50%, 5/31/23(6)		250	248,450
Sprint Communications, Inc.
6.00%, 11/15/22		505	496,794
			$1,723,596

Security	Principal Amount* (000’s omitted)	Value

Transportation — 0.4%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	195	$200,606
		$200,606

Total Corporate Bonds & Notes (identified cost $11,568,111)		$11,443,267

Convertible Bonds — 15.0%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.3%
Airbus SE
0.00%, 7/1/22(5)	EUR	100	$146,977
			$146,977

Agriculture — 0.1%
Vector Group, Ltd.
5.50%, (3 mo. Cash Dividends on Common Stock + 1.75%, Floor 5.50%), 4/15/20		40	$44,086
			$44,086

Airlines — 0.4%
ANA Holdings, Inc.
0.00%, 9/19/24(5)	JPY	20,000	$195,245
			$195,245

Biotechnology — 0.3%
Illumina, Inc.
0.00%, 6/15/19		73	$81,127
Innoviva, Inc.
2.125%, 1/15/23		48	51,620
			$132,747

Chemicals — 0.8%
Kansai Paint Co., Ltd.
0.00%, 6/17/22(5)	JPY	20,000	$196,889
Mitsubishi Chemical Holdings Corp.
0.00%, 3/29/24(5)	JPY	20,000	202,998
			$399,887

8	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Coal — 0.5%
RAG-Stiftung
0.00%, 3/16/23(5)	EUR	200	$256,007
			$256,007

Commercial Services — 0.4%
Cardtronics, Inc.
1.00%, 12/1/20		75	$70,038
Huron Consulting Group, Inc.
1.25%, 10/1/19		125	118,121
			$188,159

Computers — 0.3%
Indra Sistemas S.A.
1.25%, 10/7/23(5)	EUR	100	$132,396
			$132,396

Diversified Financial Services — 0.9%
Encore Capital Group, Inc.
2.875%, 3/15/21		100	$100,300
JPMorgan Chase Financial Co., LLC
0.25%, 5/1/23		95	94,041
PRA Group, Inc.
3.00%, 8/1/20		150	144,937
3.50%, 6/1/23(6)		95	102,210
			$441,488

Electric — 0.3%
China Yangtze Power International BVI 2, Ltd.
0.00%, 11/9/21(5)	EUR	100	$136,888
			$136,888

Energy – Alternate Sources — 0.2%
Green Plains, Inc.
4.125%, 9/1/22		130	$123,993
			$123,993

Engineering & Construction — 0.5%
China Railway Construction Corp, Ltd.
0.00%, 1/29/21(5)		250	$258,000
			$258,000

Security		Principal Amount* (000’s omitted)	Value

Entertainment — 0.1%
Live Nation Entertainment, Inc.
2.50%, 3/15/23(6)		45	$45,526
			$45,526

Health Care – Products — 0.5%
Nevro Corp.
1.75%, 6/1/21		40	$46,199
QIAGEN N.V.
0.50%, 9/13/23(5)		200	202,368
			$248,567

Health Care – Services — 0.3%
Brookdale Senior Living, Inc.
2.75%, 6/15/18		125	$125,156
			$125,156

Holding Company – Diversified — 0.3%
RWT Holdings, Inc.
5.625%, 11/15/19		150	$151,500
			$151,500

Home Furnishings — 0.8%
Harvest International Co.
0.00%, 11/21/22(5)	HKD	2,000	$274,905
Sony Corp.
0.00%, 9/30/22	JPY	10,000	117,241
			$392,146

Internet — 1.3%
Ctrip.com International, Ltd.
1.00%, 7/1/20		209	$225,532
FireEye, Inc.
1.00%, 6/1/35		75	71,507
Pandora Media, Inc.
1.75%, 12/1/20		150	137,345
Q2 Holdings, Inc.
0.75%, 2/15/23(6)		93	95,538
Twitter, Inc.
0.25%, 9/15/19		150	144,613
			$674,535

9	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Investment Companies — 0.5%
Archer Obligations S.A.
0.00%, 3/31/23(5)	EUR	200	$274,944
			$274,944

Iron & Steel — 0.4%
Abigrove, Ltd.
0.00%, 2/16/22(5)		200	$206,050
			$206,050

Media — 0.1%
Liberty Media Corp.
2.25%, 9/30/46		45	$47,055
			$47,055

Mining — 0.3%
SSR Mining, Inc.
2.875%, 2/1/33		150	$149,156
			$149,156

Oil & Gas — 0.4%
PDC Energy, Inc.
1.125%, 9/15/21		84	$81,980
Whiting Petroleum Corp.
1.25%, 4/1/20		150	141,935
			$223,915

Oil & Gas Services — 0.5%
Helix Energy Solutions Group, Inc.
4.25%, 5/1/22		125	$118,647
SEACOR Holdings, Inc.
3.00%, 11/15/28		150	145,693
			$264,340

Pharmaceuticals — 0.5%
Herbalife, Ltd.
2.625%, 3/15/24(6)		70	$70,420
Horizon Pharma Investment, Ltd.
2.50%, 3/15/22		75	69,061
Supernus Pharmaceuticals, Inc.
0.625%, 4/1/23(6)		40	42,654
Teva Pharmaceutical Finance Co., LLC
0.25%, 2/1/26		75	66,108
			$248,243

Security		Principal Amount* (000’s omitted)	Value

Real Estate — 1.4%
ADLER Real Estate AG
2.50%, 7/19/21(5)	EUR	974	$193,731
Consus Real Estate AG
4.00%, 11/29/22(5)	EUR	300	332,221
Nexity S.A.
0.125%, 1/1/23(5)	EUR	235	200,385
			$726,337

Real Estate Investment Trusts (REITs) — 1.1%
Extra Space Storage L.P.
3.125%, 10/1/35(6)		85	$94,810
IH Merger Sub, LLC
3.50%, 1/15/22		45	50,387
PennyMac Corp.
5.375%, 5/1/20		125	125,469
Resource Capital Corp.
6.00%, 12/1/18		50	50,844
Spirit Realty Capital, Inc.
2.875%, 5/15/19		100	99,682
VEREIT, Inc.
3.00%, 8/1/18		125	125,156
			$546,348

Semiconductors — 0.3%
Rambus, Inc.
1.375%, 2/1/23(6)		65	$64,262
Synaptics, Inc.
0.50%, 6/15/22(6)		85	80,378
			$144,640

Software — 0.6%
Akamai Technologies, Inc.
0.00%, 2/15/19		95	$97,610
CSG Systems International, Inc.
4.25%, 3/15/36		90	99,363
Envestnet, Inc.
1.75%, 12/15/19		70	77,053
Workday, Inc.
0.25%, 10/1/22(6)		45	49,054
			$323,080

10	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications — 0.1%
Viavi Solutions, Inc.
0.625%, 8/15/33	65	$66,731
		$66,731

Transportation — 0.5%
Golar LNG, Ltd.
2.75%, 2/15/22	188	$192,563
Ship Finance International, Ltd.
5.75%, 10/15/21	50	50,680
		$243,243

Total Convertible Bonds (identified cost $7,555,341)		$7,557,385

Asset-Backed Securities — 12.0%
Security	Principal Amount (000’s omitted)	Value
CIFC Funding Ltd.
Series 2013-2A, Class B3LR, 9.614%, (3 mo. USD LIBOR + 7.88%), 10/18/30(6)(8)	$750	$718,128
Dryden Senior Loan Fund
Series 2016-43A, Class E, 8.995%, (3 mo. USD LIBOR + 7.25%), 7/20/29(6)(8)	700	708,078
MidOcean Credit CLO
Series 2017-7A, Class F, 9.822%, (3 mo. USD LIBOR + 8.10%), 7/15/29(6)(8)	750	753,234
Nassau, Ltd.
Series 2017-IIA, Class D, 4.306%, (3 mo. USD LIBOR + 2.68%), 1/15/30(6)(8)	550	539,711
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class ER, 10.072%, (3 mo. USD LIBOR + 8.35%), 7/15/29(6)(8)	750	740,116
OZLM, Ltd.
Series 2017-17A, Class D, 7.735%, (3 mo. USD LIBOR + 5.99%), 7/20/30(6)(8)	250	253,169
Pretium Mortgage Credit Partners I, LLC
Series 2018-NPL1, Class A2, 5.00%, 1/27/33(6)	600	597,475
Regatta X Funding, Ltd.
Series 2017-3A, Class D, 4.435%, (3 mo. USD LIBOR + 2.75%), 1/17/31(6)(8)	250	251,706
TICP CLO I, Ltd.
Series 2015-1A, Class DR, 4.25%, (3 mo. USD LIBOR + 2.50%), 7/20/27(6)(8)	500	501,121

Security	Principal Amount (000’s omitted)	Value

Tralee CLO IV, Ltd.
Series 2017-4A, Class E, 8.039%, (3 mo. USD LIBOR + 6.10%), 1/20/30(6)(8)	$1,000	$987,768

Total Asset-Backed Securities (identified cost $6,050,262)		$6,050,506

Commercial Mortgage-Backed Securities — 10.7%
Security	Principal Amount (000’s omitted)	Value
Barclays Commercial Mortgage Securities Trust
Series 2017-GLKS, Class F, 5.477%, (1 mo. USD LIBOR + 3.70%), 11/15/34(6)(8)	$500	$501,483
CFCRE Commercial Mortgage Trust
Series 2018-TAN, Class E, 6.446%, 2/15/33(6)	1,000	978,373
CGGS Commercial Mortgage Trust
Series 2018-WSS, Class E, 4.90%, (1 mo. USD LIBOR + 3.15%) , 2/15/37(6)(8)	300	301,788
Citigroup Commercial Mortgage Trust
Series 2018-TBR, Class F, 5.427%, (1 mo. USD LIBOR + 3.65%), 12/15/36(6)(8)	400	402,643
Cosmopolitan Hotel Trust
Series 2017-CSMO, Class F, 5.518%, (1 mo. USD LIBOR + 3.74%), 11/15/36(6)(8)	1,000	1,002,119
Hilton USA Trust:
Series 2016-HHV, Class F, 4.194%, 11/5/38(6)(9)	500	437,127
Series 2016-SFP, Class F, 6.155%, 11/5/35(6)	500	502,039
InTown Hotel Portfolio Trust
Series 2018-STAY, Class E, 4.877%, (1 mo. USD LIBOR + 3.10%), 1/15/33(6)(8)	500	499,877
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON, Class F, 3.756%, 1/5/31(6)(9)	250	238,747
UBS Commercial Mortgage Trust
Series 2018-NYCH, Class F, 5.598%, (1 mo. USD LIBOR + 3.82%), 2/15/32(6)(8)	500	498,568

Total Commercial Mortgage-Backed Securities (identified cost $5,353,180)		$5,362,764

11	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 12.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.89%(10)	6,274,578	$6,273,323

Total Short-Term Investments (identified cost $6,274,359)		$6,273,323

Total Investments — 109.4% (identified cost $54,962,067)		$55,038,637

Less Unfunded Loan Commitments — (0.7)%		$(343,413)

Net Investments — 108.7% (identified cost $54,618,654)		$54,695,224

Other Assets, Less Liabilities — (8.7)%		$(4,371,331)

Net Assets — 100.0%		$50,323,893

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after March 31, 2018, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1G for description.

(4)	When-issued security.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the aggregate value of these securities is $4,611,152 or 9.2% of the Fund’s net assets.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $18,690,216 or 37.1% of the Fund’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	106,376	USD	131,442	State Street Bank and Trust Company	4/18/18	$—	$(423)
EUR	44,000	USD	54,880	State Street Bank and Trust Company	4/18/18	—	(686)
EUR	36,000	USD	45,191	State Street Bank and Trust Company	4/18/18	—	(851)
EUR	214,177	USD	265,688	State Street Bank and Trust Company	4/18/18	—	(1,894)
EUR	761,173	USD	942,952	State Street Bank and Trust Company	4/18/18	—	(5,440)
GBP	154,612	USD	216,918	State Street Bank and Trust Company	4/18/18	130	—
HKD	43,000	USD	5,507	State Street Bank and Trust Company	4/18/18	—	(25)
JPY	3,100,000	USD	28,552	State Street Bank and Trust Company	4/18/18	607	—
JPY	7,500,000	USD	70,217	State Street Bank and Trust Company	4/18/18	330	—
JPY	4,200,000	USD	39,714	State Street Bank and Trust Company	4/18/18	—	(208)
JPY	30,100,000	USD	285,007	State Street Bank and Trust Company	4/18/18	—	(1,880)
JPY	41,600,000	USD	396,232	State Street Bank and Trust Company	4/18/18	—	(4,933)
USD	252,895	EUR	201,701	State Street Bank and Trust Company	4/18/18	4,467	—
USD	252,724	EUR	201,881	State Street Bank and Trust Company	4/18/18	4,073	—
USD	218,108	EUR	175,000	State Street Bank and Trust Company	4/18/18	2,566	—

12	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	223,881	EUR	180,000	State Street Bank and Trust Company	4/18/18	$2,182	$—
USD	250,041	EUR	201,564	State Street Bank and Trust Company	4/18/18	1,782	—
USD	140,550	EUR	113,000	State Street Bank and Trust Company	4/18/18	1,371	—
USD	198,908	EUR	160,564	State Street Bank and Trust Company	4/18/18	1,148	—
USD	251,576	EUR	203,550	State Street Bank and Trust Company	4/18/18	870	—
USD	1,189,738	EUR	966,300	State Street Bank and Trust Company	4/18/18	—	(422)
USD	738,639	EUR	601,269	State Street Bank and Trust Company	4/18/18	—	(1,924)
USD	2,714,092	EUR	2,209,334	State Street Bank and Trust Company	4/18/18	—	(7,072)
USD	216,339	GBP	153,961	State Street Bank and Trust Company	4/18/18	204	—
USD	361,955	GBP	260,000	State Street Bank and Trust Company	4/18/18	—	(3,041)
USD	491,720	GBP	356,627	State Street Bank and Trust Company	4/18/18	—	(8,924)
USD	275,828	HKD	2,153,000	State Street Bank and Trust Company	4/18/18	1,353	—
USD	58,056	JPY	6,300,000	State Street Bank and Trust Company	4/18/18	—	(1,203)
USD	399,794	JPY	43,600,000	State Street Bank and Trust Company	4/18/18	—	(10,317)
USD	1,021,946	JPY	112,600,000	State Street Bank and Trust Company	4/18/18	—	(37,195)

						$21,083	$(86,438)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen
USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2018
Unaffiliated investments, at value (identified cost, $48,344,295)	$48,421,901
Affiliated investment, at value (identified cost, $6,274,359)	6,273,323
Cash	73,864
Foreign currency, at value (identified cost, $376,929)	376,656
Interest receivable	382,180
Dividends receivable from affiliated investment	7,560
Receivable for investments sold	2,045,627
Receivable for open forward foreign currency exchange contracts	21,083
Receivable from affiliate	40,584
Total assets	$57,642,778

Liabilities
Payable for investments purchased	$6,888,159
Payable for when-issued securities	246,090
Payable for open forward foreign currency exchange contracts	86,438
Payable to affiliates:
Investment adviser fee	34,307
Operations agreement fee	2,144
Accrued expenses	61,747
Total liabilities	$7,318,885
Net Assets	$50,323,893

Sources of Net Assets
Paid-in capital	$50,482,878
Accumulated undistributed net investment income	72,980
Accumulated net realized loss	(240,309)
Net unrealized appreciation	8,344
Total	$50,323,893

Net Asset Value Per Share(1)
($50,323,893 ÷ 5,025,000 shares issued and outstanding)	$10.01

(1)	Reflects a 2-for-1 stock split effective March 9, 2018 (see Note 8).

14	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Statement of Operations (Unaudited)

Investment Income	Period Ended March 31, 2018(1)
Interest (net of foreign taxes, $221)	$611,506
Dividends from affiliated investment	58,493
Total investment income	$669,999

Expenses
Investment adviser fee	$149,431
Operations agreement fee	9,339
Trustees’ fees and expenses	1,310
Custodian fee	29,832
Transfer and dividend disbursing agent fees	5,048
Legal and accounting services	60,386
Printing and postage	3,276
Registration fees	2,448
Listing fee	11,150
Intraday pricing fee	1,476
Miscellaneous	2,122
Total expenses	$275,818
Deduct —
Allocation of expenses to affiliate	$105,704
Total expense reductions	$105,704

Net expenses	$170,114

Net investment income	$499,885

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(6,725)
Investment transactions — affiliated investment	(431)
Foreign currency transactions	(70,684)
Forward foreign currency exchange contracts	(162,469)
Net realized loss	$(240,309)
Change in unrealized appreciation (depreciation) —
Investments	$77,606
Investments — affiliated investment	(1,036)
Foreign currency	(2,871)
Forward foreign currency exchange contracts	(65,355)
Net change in unrealized appreciation (depreciation)	$8,344

Net realized and unrealized loss	$(231,965)

Net increase in net assets from operations	$267,920

(1)	For the period from the start of business, November 15, 2017, to March 31, 2018.

15	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended March 31, 2018(1) (Unaudited)
From operations —
Net investment income	$499,885
Net realized loss	(240,309)
Net change in unrealized appreciation (depreciation)	8,344
Net increase in net assets from operations	$267,920
Distributions to shareholders —
From net investment income	$(426,905)
Total distributions to shareholders	$(426,905)
Transactions in Fund shares —
Proceeds from sale of shares	$50,505,372
Cost of shares redeemed	(250,897)
Transaction fees	228,403
Net increase in net assets from Fund share transactions	$50,482,878

Net increase in net assets	$50,323,893

Net Assets
At beginning of period	$—
At end of period	$50,323,893

Accumulated undistributed net investment income included in net assets
At end of period	$72,980

Changes in shares outstanding(2)
Shares outstanding, beginning of period	—
Shares sold	5,050,000
Shares redeemed	(25,000)
Shares outstanding, end of period	5,025,000

(1)	For the period from the start of business, November 15, 2017, to March 31, 2018.

(2)	Reflects a 2-for-1 stock split effective March 9, 2018 (see Note 8).

16	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Financial Highlights

	Period Ended March 31, 2018(1)(2) (Unaudited)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(3)	$0.100
Net realized and unrealized loss	(0.051)

Total income from operations	$0.049

Less Distributions
From net investment income	$(0.085)

Total distributions	$(0.085)

Transaction fees	$0.046

Net asset value — End of period	$10.010

Total Return on Net Asset Value(4)	0.95	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,324
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(6)(7)
Net investment income	2.66	%(7)
Portfolio Turnover	81	%(5)

(1)	For the period from the start of business, November 15, 2017, to March 31, 2018.

(2)	Per share data reflects a 2-for-1 stock split effective March 9, 2018 (see Note 8).

(3)	Computed using average shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(5)	Not annualized.

(6)	The investment adviser reimbursed certain operating expenses (equal to 0.56% of average daily net assets for the period ended March 31, 2018). Absent this reimbursement, total return would be lower.

(7)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Oaktree Diversified Credit NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund’s investment objective is total return. The Fund commenced operations on November 15, 2017.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained

18

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At March 31, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

19

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,637,302

Gross unrealized appreciation	$424,054
Gross unrealized depreciation	(431,487)

Net unrealized depreciation	$(7,433)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net asset of $500 million and over, the annual fee is reduced. For the period ended March 31, 2018, the investment adviser fee amounted to $149,431 or 0.80% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Oaktree Capital Management, L.P. (Oaktree), a registered investment adviser. EVM pays Oaktree a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the period ended March 31, 2018, the operations agreement fee amounted to $9,339 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% of the Fund’s average daily net assets through December 31, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $105,704 of the Fund’s operating expenses for the period ended March 31, 2018.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $86,507,136 and $38,240,723, respectively, for the period ended March 31, 2018.

5  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2018 is included in the Portfolio of Investments. At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

20

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at March 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$21,083	$(86,438)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended March 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(162,469)	$(65,355)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the period ended March 31, 2018, which is indicative of the volume of this derivative type, was approximately $7,965,000.

6  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statement of Changes in Net Assets.

At March 31, 2018, Eaton Vance Corporation and Oaktree owned in the aggregate 99.5% of the outstanding shares of the Fund.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$18,007,979	$—	$18,007,979
Corporate Bonds & Notes	—	11,443,267	—	11,443,267
Convertible Bonds	—	7,557,385	—	7,557,385
Asset-Backed Securities	—	6,050,506	—	6,050,506
Commercial Mortgage-Backed Securities	—	5,362,764	—	5,362,764
Short-Term Investments	—	6,273,323	—	6,273,323

Total Investments	$—	$54,695,224	$—	$54,695,224

Forward Foreign Currency Exchange Contracts	$—	$21,083	$—	$21,083

Total	$—	$54,716,307	$—	$54,716,307

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(86,438)	$—	$(86,438)

Total	$—	$(86,438)	$—	$(86,438)

8  Stock Split

The Trustees of the Fund approved a 2-for-1 stock split, effective March 9, 2018. The stock split had no impact on the net assets of the Fund or the overall value of a shareholder’s investment in the Fund.

22

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Board of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on August 8 and 9, 2017 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Oaktree Diversified Credit NextShares (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Oaktree Capital Management, L.P. (the “Sub-adviser”).

In voting to approve the sub-advisory agreement with the Sub-adviser, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees, as well as the affirmative recommendation of the Adviser. Acting through a working group established by the Contract Review Committee specifically for the purpose of evaluating the sub-advisory agreement, the Contract Review Committee requested information from the Adviser and the Sub-adviser relevant to the Committee’s consideration of the sub-advisory agreement. Leading up to the Meeting, the Contract Review Committee and/or its working group held meetings (together with the Meeting, the “Meetings”) to review and evaluate information provided by the Adviser and the Sub-adviser relating to the sub-advisory agreement, including information regarding the due diligence conducted by the Adviser on the Sub-adviser. In addition, the Contract Review Committee, the working group and/or the Board met with representatives from each of the Adviser and the Sub-adviser to discuss the terms of the agreements and the plans of the Adviser and the Sub-adviser for managing the assets of the Fund upon its launch.

Prior to voting its approval of the investment advisory and administrative agreement and the sub-advisory agreement, the Board received information from the Adviser and the Sub-adviser that the Board considered reasonably necessary to evaluate the terms of each agreement. The Board considered information furnished by the Adviser and the Sub-adviser for the Meetings relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information comparing the advisory and related fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);

•	Information concerning the sub-advisory fees to be payable by the Adviser to the Sub-adviser;

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Pro forma profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by the Adviser and the Sub-adviser, including the investment strategies and processes each employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by the Sub-adviser as a result of brokerage allocation, including information with respect to “soft dollars”;

Information about the Adviser and the Sub-adviser

•	Information regarding the financial condition, ownership structure and resources of the Adviser and the Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates and the Sub-adviser (including descriptions of various compliance programs) and their records of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-adviser;

23

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser and the sub-advisory agreement with the Sub-adviser, including their fee structures, are in the interests of shareholders. With respect to the sub-advisory agreement, in making this conclusion, the Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement and sub-advisory agreement for the Fund. The conclusions reached with respect to each agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors relevant to investing in credit-related investments, including investment grade and below investment grade (high yield) corporate debt, senior loans, structured credit investments, emerging market debt, real estate debt and convertible securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the special attributes of the Fund relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the Adviser and its affiliates in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund and other Eaton Vance NextShares funds.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board considered information regarding the performance of the Sub-adviser in managing strategies similar to that to be employed by the Fund, as well as the Sub-adviser’s track record managing a global credit portfolio that allocates assets among different asset classes. The Board noted that, because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

24

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Sub-adviser to other types of clients with investment strategies that are substantially similar to the Fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the Fund are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under the investment advisory and administrative agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in any benefits from economies of scale in the future.

25

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Oaktree Diversified Credit NextShares

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Oaktree Diversified Credit NextShares

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Advisor

Oaktree Capital Management, L.P.

333 South Grand Ave.

Los Angeles, CA 90071

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

28876    3.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018